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                       SUPPLEMENT DATED DECEMBER 15, 2010
             TO THE PROSPECTUSES DATED MAY 1, 2010, AS AMENDED, FOR

                      NEW YORK LIFE ACCESS VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                     NEW YORK LIFE PREMIER VARIABLE ANNUITY
                   NEW YORK LIFE PREMIER PLUS VARIABLE ANNUITY
                 NEW YORK LIFE COMPLETE ACCESS VARIABLE ANNUITY

             TO THE PROSPECTUSES DATED MAY 1, 2009, AS AMENDED, FOR

                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

             TO THE PROSPECTUSES DATED MAY 1, 2008, AS AMENDED, FOR

            NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS VARIABLE ANNUITY
         NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY
       NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY
             NEW YORK LIFE (FORMERLY MAINSTAY) PLUS VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY

                                  INVESTING IN

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2010, May 1, 2009 and May 1, 2008 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to note subadviser changes for the MainStay VP Conservative Allocation portfolio, MainStay VP Growth Allocation portfolio, MainStay VP Moderate Allocation portfolio, and the MainStay VP Moderate Growth Allocation portfolio (collectively, the "Portfolios").

     Keeping these purposes in mind, please note the following:

MAINSTAY VP ASSET ALLOCATION PORTFOLIOS

          As of January 1, 2011, all references in the Prospectuses to Madison Square Investors LLC as subadviser to the Portfolios should be deleted. New York Life Investment Management LLC will continue to serve as the investment adviser for the Portfolios and will provide day-to-day portfolio management services to the Portfolios.

                              ---------------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010